Note 6 - Other Income (Details) - Components of Other (Income) Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Other (Income) Expense [Abstract]
Earnings from equity method investments	$ (729)	$ (589)	$ (1,107)
Other	(393)	(673)	(444)
	$ (1,122)	$ (1,262)	$ (1,551)